Sales (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Sales
Details of sales for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020		2021		2022
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	56,381,405	303,704	58,359,774	441,203	68,578,390	606,079
Electricity		55,731,782	—	57,308,555	—	66,198,964	—
Heat supply		198,715	—	232,738	—	489,629	—
Others		450,908	303,704	818,481	441,203	1,889,797	606,079
Sales related to rendering of services		223,075	206,275	252,216	204,184	370,799	343,803
Sales related to construction services		170,895	641,280	159,262	595,736	193,541	453,412

	￦	56,775,375	1,151,259	58,771,252	1,241,123	69,142,730	1,403,294

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	56,381,405	303,704	58,359,774	441,203	68,578,390	606,079
Performance obligations satisfied over time		393,970	847,555	411,478	799,920	564,340	797,215

	￦	56,775,375	1,151,259	58,771,252	1,241,123	69,142,730	1,403,294